10. WARRANTS	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Warrants and Rights Note Disclosure [Abstract]
10. WARRANTS

Warrants

The following table summarizes the changes in warrants outstanding and related prices for the shares of the Company’s common stock at June 30, 2014:

Exercise Price	Number Outstanding	Warrants Outstanding Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise price	Number Exercisable	Warrants Exercisable Weighted Average Exercise Price
$0.00648	59,413,581	1.80	$0.00648	59,413,581	$0.00648
0.00860	5,787,037	1.76	0.00860	5,787,037	0.00860
0.02000	2,495,000	1.76	0.02000	2,495,000	0.02000
0.04000	8,750,000	Contingent	0.04000	-	-
0.05000	1,920,000	1.69	0.05000	1,920,000	0.05000
0.05000	7,000,000	Contingent	0.05000	-	-
0.10000	2,187,101	3.90	0.10000	2,187,101	0.10000
	87,552,719	1.90		71,802,719	$0.01113

Transactions involving the Company’s warrant issuance are summarized as follows:

	Number of Shares	Weighted Average Price Per Share
Outstanding at December 31, 2012	2,187,101	$0.10
Granted	–	–
Exercised	–	–
Canceled or expired	–	–
Outstanding at December 31, 2013	2,187,101	0.10
Granted	85,365,628	0.01
Exercised	–	–
Canceled or expired	–	–
Outstanding at June 30, 2014	87,552,729	$0.01

On April 4, 2014, in recognition of past services by the two (2) Directors, the Company approved for issuance of an aggregate of 2,495,010 and 5,787,037 warrants to purchase the Company’s common stock at $0.02 and $0.0086 per share for two years.

The warrants were valued using the Black Sholes option pricing method with the following assumptions: dividend yield $-0-, volatility of 158.38% and risk free rate of 0.43%. The determined fair value of the warrants of $33,181 was charged to current period operations.

As described in Note 4, On April 7, 2014, the Company issued a warrant to purchase 1,920,000 shares of the Company’s common stock exercisable at $0.05 per share expiring on March 7, 2016 in connection with the issuance of a note. The warrants were valued using the Black Sholes option pricing method with the following assumptions: dividend yield $-0-, volatility of 158.38% and risk free rate of 0.41%. The determined fair value of the warrant of $3,070 is amortized as financing costs of the term of the related note (2 years).

As described in Note 6, the Company issued an aggregate of 59,413,581 warrants to purchase the Company’s common stock at $0.00648 per share for two years in connection with the issuance of notes payable.

The warrants were valued using the Black Sholes option pricing method with the following assumptions: dividend yield $-0-, volatility of 180.09% and risk free rate of 0.43%. The determined fair value of the warrants of $250,049 is amortized as financing costs of the term of the related notes (2 years).

As described in Note 5, the Company (ii) issued a warrant to purchase an aggregate of 7,000,000 shares of the Company’s common stock, par value $0.0001 per share, for an exercise price of $0.05 per share for a period of 150 days from the effective date of the registration statement (the “First Warrant”), and (iii) issued a warrant to purchase an aggregate of 8,750,000 shares of the Company’s common stock, par value $0.0001 per share, for an exercise price of $0.04 per share for a period of 90 days from the effective date of the registration statement. Due to the contingency nature of these warrants, the Company will determine the fair value at the date of the effectiveness of the registration statement.

Warrants

The following table summarizes the changes in warrants outstanding and related prices for the shares of the Company’s common stock at December 31, 2013:

Exercise Price	Number Outstanding	Warrants Outstanding Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise price	Number Exercisable	Warrants Exercisable Weighted Average Exercise Price
$0.10	2,187,101	4.37	$0.10	2,187,101	$0.10

Transactions involving the Company’s warrant issuance are summarized as follows:

	Number of Shares	Weighted Average Price Per Share
Outstanding at December 31, 2011	–	$–
Granted	–	–
Exercised	–	–
Canceled or expired	–	–
Outstanding at December 31, 2012	–	–
Granted	2,187,101	0.10
Exercised	–	–
Canceled or expired	–	–
Outstanding at December 31, 2013	2,187,101	$0.10

As described in Note 7, in connection with the issuance of the Convertible Promissory Note on May 13, 2013, the Company issued the note holder a warrant to purchase 2,187,101 shares of the Company’s common stock at $0.10 per share for five years.

On January 12, 2012, the Company entered into a Warrant Agreement with Paradigm Concepts, Inc. (the "Warrant Holder"), pursuant to which the Company issued to Warrant Holder one certificate (the “Warrant Certificate”) providing the Warrant Holder with the right to purchase, at any time until the earliest occurrence of either (a) after the underlying common stock issuable in the exercise of the warrants being declared registered and effective by the SEC on a registration statement filed by the Company, or, (b) 5:30 P.M. Pacific Daylight Savings Time on July 12, 2012. The Warrant Certificate is exercisable up to $1,000,000 worth of restricted shares of common stock of the Company (the “Warrant Shares”) valued at exercise price calculated by taking the daily closing bid price of the Company’s common stock as reported on the OTCBB, on the date of the exercise of the warrants, and discounting that closing bid price by 20%; provided, however, the exercise price may in no event be lower than $0.10 per share nor greater than $0.40 per share. The Warrant is non-cancelable by the Company and non-callable.

On December 31, 2012, Warrant Agreement expired.